Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
13.	CASH AND CASH EQUIVALENTS

	2018		2017	2016
Cash and banks	6,678		9,672	7,922
Short-term investments	31,558	(1)	15	27
Financial assets at fair value through profit or loss(2)	7,792		19,051	2,808

	46,028		28,738	10,757

(1)	Includes term deposits and other invetsments with the BNA for 5,084 as of December 31, 2018.
(2)	See Note 6.